Investment Securities, Unrealized Loss Position, by Credit Rating (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale securities:
Gross unrealized losses	$ (1,888)	$ (5,407)
Available-for-sale, at fair value	277,085	308,364
Held-to-maturity securities:
Gross unrealized losses	(828)	(1,027)
Fair value	138,985	99,155
Investment securities:
Gross unrealized losses	(2,716)	(6,434)
Fair value	416,070	407,519
Total debt securities [Member]
Available-for-sale securities:
Gross unrealized losses	(1,871)	(5,396)
Available-for-sale, at fair value	276,407	307,153
Held-to-maturity securities:
Fair value	138,985	99,155
Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale securities:
Gross unrealized losses	(108)	(109)
Available-for-sale, at fair value	6,319	25,819
Held-to-maturity securities:
Gross unrealized losses	(103)	(77)
Fair value	44,806	45,079
U.S. states and political subdivisions [Member]
Available-for-sale securities:
Gross unrealized losses	(439)	(1,571)
Available-for-sale, at fair value	51,326	51,101
Held-to-maturity securities:
Gross unrealized losses	(43)	(144)
Fair value	6,354	6,209
Total mortgage-backed securities [Member]
Available-for-sale securities:
Gross unrealized losses	(1,276)	(3,540)
Available-for-sale, at fair value	169,392	177,548
Federal agencies [Member]
Available-for-sale securities:
Gross unrealized losses	(1,272)	(3,458)
Available-for-sale, at fair value	160,219	161,230
Held-to-maturity securities:
Gross unrealized losses	(682)	(804)
Fair value	87,046	44,457
Residential [Member]
Available-for-sale securities:
Gross unrealized losses	(2)	(8)
Available-for-sale, at fair value	4,608	7,816
Commercial [Member]
Available-for-sale securities:
Gross unrealized losses	(2)	(74)
Available-for-sale, at fair value	4,565	8,502
Corporate debt securities [Member]
Available-for-sale securities:
Gross unrealized losses	(40)	(110)
Available-for-sale, at fair value	7,666	11,457
Collateralized loan and other debt obligations [Member]
Available-for-sale securities:
Gross unrealized losses	(3)	(31)
Available-for-sale, at fair value	36,056	35,020
Held-to-maturity securities:
Gross unrealized losses	0	(1)
Fair value	665	1,070
Other [Member]
Available-for-sale securities:
Gross unrealized losses	(5)	(35)
Available-for-sale, at fair value	5,648	6,208
Held-to-maturity securities:
Gross unrealized losses	0	(1)
Fair value	114	2,340
Total marketable equity securities [Member]
Available-for-sale securities:
Gross unrealized losses	(17)	(11)
Available-for-sale, at fair value	678	1,211
Perpetual preferred securities [Member]
Available-for-sale securities:
Gross unrealized losses	(9)	(11)
Available-for-sale, at fair value	358	469
Unrated Investment Grade Securities [Member]
Investment securities:
Gross unrealized losses	(32)	(54)
Fair value	6,900	7,000
Investment grade [Member]
Available-for-sale securities:
Gross unrealized losses	(1,820)	(5,202)
Available-for-sale, at fair value	122,926	179,308
Held-to-maturity securities:
Gross unrealized losses	(826)	(1,026)
Fair value	72,717	52,199
Investment securities:
Gross unrealized losses	(2,646)	(6,228)
Fair value	195,643	231,507
Investment grade [Member] | Total debt securities [Member]
Available-for-sale securities:
Gross unrealized losses	(1,812)	(5,192)
Available-for-sale, at fair value	122,804	179,240
Investment grade [Member] | Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale securities:
Gross unrealized losses	(108)	(109)
Available-for-sale, at fair value	6,274	10,816
Held-to-maturity securities:
Gross unrealized losses	(103)	(77)
Fair value	12,745	6,351
Investment grade [Member] | U.S. states and political subdivisions [Member]
Available-for-sale securities:
Gross unrealized losses	(412)	(1,517)
Available-for-sale, at fair value	17,763	33,271
Held-to-maturity securities:
Gross unrealized losses	(43)	(144)
Fair value	2,183	4,871
Investment grade [Member] | Total mortgage-backed securities [Member]
Available-for-sale securities:
Gross unrealized losses	(1,274)	(3,474)
Available-for-sale, at fair value	97,475	126,977
Investment grade [Member] | Federal agencies [Member]
Available-for-sale securities:
Gross unrealized losses	(1,272)	(3,458)
Available-for-sale, at fair value	97,250	124,216
Held-to-maturity securities:
Gross unrealized losses	(680)	(803)
Fair value	57,789	40,078
Investment grade [Member] | Residential [Member]
Available-for-sale securities:
Gross unrealized losses	(1)	(1)
Available-for-sale, at fair value	42	176
Investment grade [Member] | Commercial [Member]
Available-for-sale securities:
Gross unrealized losses	(1)	(15)
Available-for-sale, at fair value	183	2,585
Investment grade [Member] | Corporate debt securities [Member]
Available-for-sale securities:
Gross unrealized losses	(13)	(31)
Available-for-sale, at fair value	304	1,238
Investment grade [Member] | Collateralized loan and other debt obligations [Member]
Available-for-sale securities:
Gross unrealized losses	(3)	(31)
Available-for-sale, at fair value	519	5,096
Held-to-maturity securities:
Gross unrealized losses	0	(1)
Fair value	0	266
Investment grade [Member] | Other [Member]
Available-for-sale securities:
Gross unrealized losses	(2)	(30)
Available-for-sale, at fair value	469	1,842
Held-to-maturity securities:
Gross unrealized losses	0	(1)
Fair value	0	633
Investment grade [Member] | Perpetual preferred securities [Member]
Available-for-sale securities:
Gross unrealized losses	(8)	(10)
Available-for-sale, at fair value	122	68
Non-investment grade [Member]
Available-for-sale securities:
Gross unrealized losses	(60)	(205)
Available-for-sale, at fair value	803	2,860
Held-to-maturity securities:
Gross unrealized losses	(2)	(1)
Fair value	168	17
Investment securities:
Gross unrealized losses	(62)	(206)
Fair value	971	2,877
Non-investment grade [Member] | Total debt securities [Member]
Available-for-sale securities:
Gross unrealized losses	(59)	(204)
Available-for-sale, at fair value	785	2,842
Non-investment grade [Member] | Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale securities:
Gross unrealized losses	0	0
Available-for-sale, at fair value	0	0
Held-to-maturity securities:
Gross unrealized losses	0	0
Fair value	0	0
Non-investment grade [Member] | U.S. states and political subdivisions [Member]
Available-for-sale securities:
Gross unrealized losses	(27)	(54)
Available-for-sale, at fair value	182	354
Held-to-maturity securities:
Gross unrealized losses	0	0
Fair value	0	0
Non-investment grade [Member] | Total mortgage-backed securities [Member]
Available-for-sale securities:
Gross unrealized losses	(2)	(66)
Available-for-sale, at fair value	114	1,160
Non-investment grade [Member] | Federal agencies [Member]
Available-for-sale securities:
Gross unrealized losses	0	0
Available-for-sale, at fair value	0	0
Held-to-maturity securities:
Gross unrealized losses	(2)	(1)
Fair value	168	17
Non-investment grade [Member] | Residential [Member]
Available-for-sale securities:
Gross unrealized losses	(1)	(7)
Available-for-sale, at fair value	63	596
Non-investment grade [Member] | Commercial [Member]
Available-for-sale securities:
Gross unrealized losses	(1)	(59)
Available-for-sale, at fair value	51	564
Non-investment grade [Member] | Corporate debt securities [Member]
Available-for-sale securities:
Gross unrealized losses	(27)	(79)
Available-for-sale, at fair value	438	937
Non-investment grade [Member] | Collateralized loan and other debt obligations [Member]
Available-for-sale securities:
Gross unrealized losses	0	0
Available-for-sale, at fair value	0	0
Held-to-maturity securities:
Gross unrealized losses	0	0
Fair value	0	0
Non-investment grade [Member] | Other [Member]
Available-for-sale securities:
Gross unrealized losses	(3)	(5)
Available-for-sale, at fair value	51	391
Held-to-maturity securities:
Gross unrealized losses	0	0
Fair value	0	0
Non-investment grade [Member] | Perpetual preferred securities [Member]
Available-for-sale securities:
Gross unrealized losses	(1)	(1)
Available-for-sale, at fair value	$ 18	$ 18